Securities - Additional Information (Detail)	Dec. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($)
Investments Debt And Equity Securities [Abstract]
Carrying value of pledged securities | $	$ 159,527,000	$ 139,004,000
Number of securities in portfolio with unrealized losses | Security	11